Establishment and Operations (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Consolidated Subsidiaries

Company name	Country of incorporation	Legal ownership percentage as of	Principal business activities
		December 31, 2021

Swvl for Smart Transport Applications and Services LLC	Egypt	99.80%	Providing a technology platform to enable passenger transportation
Swvl Pakistan (Private) Ltd.	Pakistan	99.99%
Swvl NBO Limited	Kenya	100%
Swvl Technologies Ltd.	Kenya	100%
Swvl Technologies FZE (i)	UAE	100%
Swvl Global FZE (i)	UAE	100%	Headquarters and management Activities
Smart Way Transportation LLC (ii)	Jordan	—	Providing a technology platform to enable passenger transportation
Swvl Saudi for Information Technology (iii)	Kingdom of Saudi Arabia	100%
Swvl My For Information Technology SDN BHD (iv)	Malaysia	100%
Shotl Transportation, S.L. (v)	Spain	55%

(i)
The Parent Company’s subsidiaries Swvl Global FZE and Swvl Technologies FZE were previously legally owned by one of the Group’s shareholders during the year ended 31 December 2020, and the legal ownership of both subsidiaries have been transferred to the Parent Company during the year ended 31 December 2021.

(ii)
The Parent Company’s subsidiary Smart Way Transportation LLC (Jordan) was incorporated during the year ended 31 December 2021. The subsidiary is currently legally owned by member of the Group’s management and is in process of legal ownership transfer to the Group. The subsidiary has been consolidated at 31 December 2021 based on the beneficial ownership and effective control.

(iii)
The Parent Company’s subsidiary Swvl Saudi for Information Technology (Kingdom of Saudi Arabia) was incorporated during the year ended 31 December 2021. The subsidiary is 100% owned by the Parent Company.

(iv)	The Parent Company’s subsidiary Swvl My For Information Technology SDN BHD (Malaysia) was incorporated during the year ended 31 December 2021. The subsidiary is 100% owned by the Parent Company.
(v)	The Parent Company acquired 55% of the shares of Shotl Transportation, S.L., a company based in Spain (Note 7). The Parent Company consolidates this entity based on de facto control.